STEIN ROE
INSTITUTIONAL FLOATING
RATE INCOME FUND
Semiannual Report
February 29, 2000


[Picture of Stock and Bond certificates]


Stein Roe Logo
STEIN ROE MUTUAL FUNDS
----------------------
Sensible Risks. Intelligent Investments(R)

CONTENTS
--------------------------------------------------------------------------------

FROM THE PRESIDENT....................................................         1

   Stephen E. Gibson's thoughts on the bond market and investing

QUESTIONS & ANSWERS...................................................         2

   An interview with the Fund's Portfolio Managers - Brian W. Good and James R. Fellows

PORTFOLIO HIGHLIGHTS..................................................         3

PORTFOLIO OF INVESTMENTS..............................................         4

   A complete list of investments with market values

FINANCIAL STATEMENTS..................................................         9

   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS.........................................        15

FINANCIAL HIGHLIGHTS..................................................        17

   Selected per-share data and ratios to average net assets
















                Must be Preceded or Accompanied by a Prospectus.

FROM THE PRESIDENT
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
I am pleased to present the semiannual report for Stein Roe Institutional Floating Rate Income Fund, which seeks to provide a high level of current income, consistent with preservation of capital, from investments in variable-rate senior bank loans.*

PERFORMANCE SURPASSES LOAN INDEX
For the six-month period ended February 29, 2000, shares of the Stein Roe Institutional Floating Rate Income Fund provided a total return of 4.06% with dividends reinvested. The Income Fund's SEC yield as of February 29, 2000 was 8.93%.

RELATIVE PRICE STABILITY DURING A PERIOD OF RISING INTEREST RATES
The United States' economy finished 1999 and entered 2000 moving at a fast pace. Estimated real gross domestic product (GDP) in the final quarter of 1999 grew at an annual rate of 5.8%. It slowed only slightly in the first quarter of 2000, to an annual rate of approximately 4.0% to 5.0%. In response to the rapid economic growth and inflationary pressures created by higher prices for crude oil, the Federal Reserve Open Market Committee raised the federal funds rate in December 1999 and February 2000, bringing short-term interest rates to 5.25% by early March 2000.
      In contrast to most fixed-income investments, the Fund profited from rising interest rates. The income from the Fund's primary investments, floating rate senior bank loans, may rise when rates escalate, yet the principal value of the loans has historically remained relatively stable compared to fixed-rate bonds.

ADDITIONAL RATE HIKES LIKELY
It appears it may be some time before the impact of the Federal Reserve's rate increases is felt by the economy. As of March 2000, payroll growth is accelerating. The job market remains strong. Consumer confidence and consumer borrowing are at very high levels. Business factory orders are rising, and a robust technology sector continues to carry the NASDAQ Index to record levels on a fairly regular basis.
      Although the housing industry has slowed slightly, there are few other indications that the economy will cool any time soon. The Federal Reserve has made known its concerns about an overheated economy or an oil-sparked rise in inflation, and it seems likely that the Federal Reserve may raise interest rates again during 2000, pushing the federal funds rate to 6% or 6.25%. For investors in Stein Roe Institutional Floating Rate Income Fund, such increases would likely boost the Fund's income potential while having little effect on principal.

A STRONG SUPPLY OF CORPORATE LOANS
Rising interest rates are not likely to stanch the flow of new floating rate loans. Increasingly, technology companies--the engine of the so-called "new economy"--are using loans to raise cash for leveraged buyouts, mergers and acquisitions. And, in recent months, we have seen a new phenomenon: established, "bricks-and-mortar" companies whose share prices have been left far behind by Wall Street's passion for technology, are showing an interest in using corporate loans to take their now-public companies private.
      In the interview that follows, the Funds' portfolio managers--Brian W. Good and James R. Fellows--explain how they have attempted to increase your income while preserving your capital during these past months and how they have positioned the Fund for more of the same during the remainder of fiscal year 2000.
      Finally, I want to thank you for the confidence you have shown in Stein Roe and our funds.


Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 12, 2000



*While the Fund expects to maintain a relatively stable net asset value (NAV), its NAV will fluctuate. The Fund's NAV may fluctuate with changes in the perceived credit quality of loans in the portfolio. Changes that may affect credit quality include a sudden or extreme increase in prevailing interest rates, a default in a loan the Portfolio owns, or a substantial deterioration in a borrower's creditworthiness.

Because market and economic conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

QUESTIONS & ANSWERS
--------------------------------------------------------------------------------
AN INTERVIEW WITH BRIAN W. GOOD AND JAMES R. FELLOWS, PORTFOLIO MANAGERS OF STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
Mr. Good and Mr. Fellows, who have worked together since 1989, have more than 20 years of combined experience managing bank-loan investments for mutual fund investors. They joined Stein Roe in April 1998.

Q: HOW DID THE STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND PERFORM DURING THE SIX MONTHS ENDED FEBRUARY 29, 2000?

We are pleased to report that the Fund's total return for the period was 4.06%, including reinvested dividends. Its current SEC yield as of February 29, 2000 was 8.93%.

Q: WHAT WERE THE KEY FACTORS THAT DROVE PERFORMANCE DURING THE PERIOD?

Rising interest rates and the robust U.S. economy. The former helped to boost the Fund's yield, since the bank loans in which we invest reset their rates periodically to reflect changes in prevailing short-term rates. The Federal Reserve raised short-term rates twice during the six-month period and many loans in the portfolio followed suit.
      Meanwhile, the rapidly growing economy fueled higher demand by corporations, partnerships, and others for loans to fund leveraged buyouts, mergers, acquisitions and internal growth. Below investment-grade loan issuance reached a new all-time record of $320 billion, led by an increase in the below investment-grade sector. Much of the growth in loan volume can be attributed to the evolution of the technology and telecommunications industries.

Q: HOW DID THIS AFFECT YOUR INVESTMENT STRATEGY?

Diversification and careful management of credit quality are key components of our approach. The ready availability and wide variety of loans allowed us greater selectivity and broader diversification for the Portfolio. Total holdings in the portfolio rose to 85 issuers in 32 industries, an increase from last August.

Q: DID THE FUND'S CREDIT QUALITY CHANGE?

No. Overall credit quality of the portfolio was very stable throughout the period.
      Domestic default rates rose approximately 4% during the latter part of 1999, largely due to commodity price increases that impacted energy companies and changes in the health care industry that spurred a rise in bankruptcies for long-term care companies. Since we generally avoid commodity-related investments and owned no loans for long-term care enterprises, the portfolio was not adversely affected.

Q: WHICH INDUSTRIES PRESENTED THE MOST ATTRACTIVE OPPORTUNITIES DURING THE
PERIOD?

We found some outstanding opportunities in telecommunications and wireless telecommunications, although it is fair to say that the entire technology-related industry presents attractive options. As the industry consolidates, credit profiles of the remaining companies are improving. We purchased several telecommunications loans and have already seen prepayments at slight premiums.
--------------------------------------------------------------------------------
                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in senior secured floating rate or variable rate bank loans made to U.S. corporations, partnerships and other borrowers.

   FUND INCEPTION:
   December 17, 1998

   TOTAL NET ASSETS:
   $171.4 million
--------------------------------------------------------------------------------


Q: CAN YOU PROVIDE EXAMPLES OF TECHNOLOGY-COMPANY LOANS THAT YOU ADDED TO THE PORTFOLIO AND EXPLAIN WHY?

Nextel Corp. (1.84% of net assets)is a new holding for the Fund. Late in 1999, Nextel raised $5 billion through a bank loan during the six-month period. The company has a favorable credit profile with substantial growth opportunities.
      Another example is Semiconductor Group (0.46% of net assets), a company formed through the leveraged buyout business by Texas Pacific Partners of what was previously Motorola's semiconductor business. Since the spin-off from Motorola, the company's fundamental business dramatically improved the company's credit profile.

Q: WHAT IS YOUR OUTLOOK FOR THE COMING SIX MONTHS?

We expect the economy to maintain its rapid rate of growth, which should keep business demand for loans at record levels--especially if the stock market continues to favor technology-related companies and shun basic goods and services providers. As long as stock prices for these "old economy" businesses remain at such low levels, managements will have strong incentives to take their companies private through bank financings.
      We also look for higher interest rates, which could make the relative price stability and higher yields of corporate loans even more desirable to investors.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE GAINS OR LOSSES WHEN YOU SELL SHARES. Portfolio holdings are as of 2/29/2000 and are subject to change.

Proceeds of the senior bank loans in which the Fund will acquire interests will primarily be used to finance leveraged buyouts, recapitalizations, mergers and acquisitions, among other uses. As a result, many of the borrowing institutions involved in these activities may be highly leveraged; therefore an increase in interest rates may impair their ability to meet their obligations under the loan agreement (or other business obligations). While such loans make up the bulk of the Portfolio, the Portfolio may invest in other securities (see the prospectus for a complete description of what the Portfolio may invest in).

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

                       PORTFOLIO QUALITY (DOLLAR-WEIGHTED)
                             As of February 29, 2000

                                   [Pie chart]
               B1                                     32.6%
               B2                                     11.1%
               B3                                      3.6%
               Ba1                                     0.9%
               Ba2                                     6.9%
               Ba3                                    26.1%
               Caa1                                    0.5%
               NR                                      2.3%
               Short tem                              16.0%


--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                                              As of                 As of
                                        February 29, 2000     December 31, 1999
     Six months (cumulative)                   4.06%                  3.53%
     1 year                                    8.43%                  8.39%
     Life of Fund (from 12/17/98)              8.49%                  8.22%

Total return includes changes in share price and reinvestment of distributions. Portfolio Quality is subject to change. Investing in high-yield bank loans involves greater risk than investing in high-quality, fixed-income securities. This Fund is intended solely for long-term investors. The ability to redeem shares is limited. See the Fund's prospectus for details.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses. Absent these waivers or reimbursement arrangements, performance results would have been lower.

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments at February 29, 2000
(All amounts in thousands)
(Unaudited)

                                                                             Loan        Maturity       Principal          Market
VARIABLE RATE SENIOR LOAN INTERESTS (a)(b)                                   Type            Date          Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (1.4%)
Decrane Aircraft Holdings...........................................       Term B         9/30/05          $1,980         $ 1,989
Decrane Aircraft Holdings...........................................       Term C         4/30/06             993             997
                                                                                                                       ----------
                                                                                                                            2,986
                                                                                                                       ----------
AUTOMOTIVE (5.5%)
Blackstone Capital Co...............................................       Term          11/28/00           1,514           1,512
Blackstone Wasserstein Holdings.....................................       Term          11/28/00           1,486           1,484
J.L. French Automotive..............................................       Term B         10/8/05           1,579           1,585
Key Plastics, Inc. .................................................       Term B        12/31/05           1,489           1,491
Meridian Automotive.................................................       Term B         5/30/06           2,000           2,003
Stoneridge, Inc.....................................................       Term B        12/30/05           1,980           1,996
Venture Holdings Trust..............................................       Term B         6/20/05           1,990           1,988
                                                                                                                       ----------
                                                                                                                           12,059
                                                                                                                       ----------
BANKING (1.3%)
Sovereign Bancorp...................................................       Term          11/14/03           2,825           2,852
                                                                                                                       ----------

BEVERAGE, FOOD AND TOBACCO (2.7%)
American Seafoods Holdings..........................................       Term B        12/31/05           5,000           5,035
United Signature Foods..............................................       Term C         2/28/05             998           1,001
                                                                                                                       ----------
                                                                                                                            6,036
                                                                                                                       ----------
BROADCASTING (2.1%)
Comcorp Broadcasting, Inc...........................................       Term B         6/30/07           1,344           1,344
RCN Corp. ..........................................................       Term B         4/29/07           2,000           2,016
White Knight Broadcasting...........................................       Term B         6/30/07           1,365           1,365
                                                                                                                       ----------
                                                                                                                            4,725
                                                                                                                       ----------
BUILDING & REAL ESTATE (4.6%)
Juno Lighting.......................................................       Term B          5/1/06           1,310           1,309
NATG Holdings LLC...................................................       Term B        12/14/06           3,934           3,951
Pebble Beach Co. ...................................................       Term B         6/30/06             799             802
Prison Realty Trust.................................................       Term B        12/31/02           3,000           3,000
Prison Realty Trust.................................................  Delayed Term C     12/31/02             995             998
                                                                                                                       ----------
                                                                                                                           10,060
                                                                                                                       ----------
CARGO TRANSPORT (2.8%)
Evergreen International Aviation....................................       Term B-1       5/19/03           1,000           1,000
Gemini Air..........................................................       Term A        12/31/02           1,000             998
Kansas City Southern Railway........................................       Term B        12/31/06           1,000           1,005
RailAmerica, Inc. ..................................................       Term B        12/31/06           3,000           3,019
Transportation Technology...........................................       Term B         4/29/05             199             200
                                                                                                                       ----------
                                                                                                                            6,222
                                                                                                                       ----------
CHEMICALS, PLASTICS AND RUBBER (2.1%)
Huntsman Chemicals..................................................       Term B         6/30/07             500             504
Huntsman Chemicals..................................................       Term C         6/30/08             500             504
Lyondell Petrochemical Co...........................................       Term E         5/20/06           3,474           3,580
                                                                                                                       ----------
                                                                                                                            4,588
                                                                                                                       ----------
CONTAINERS, PACKAGING AND GLASS (1.2%)
Stone Container.....................................................       Term E         10/1/03           2,726           2,732
                                                                                                                       ----------

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY PORTFOLIO
--------------------------------------------------------------------------------
CONTINUED



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING (4.4%)
Freedom Forge Corp. ................................................       Term          12/31/04          $1,093         $ 1,093
General Cable Corp. ................................................       Term B         5/30/06             895             897
Polypore, Inc. .....................................................       Term B        12/31/06           2,000           2,007
Superior Telecom, Inc. .............................................       Term B        11/27/05           1,955           1,970
Thermadyne Holdings Corp. ..........................................       Term B         5/22/06           1,953           1,895
Thermadyne Holdings Corp. ..........................................       Term C         5/22/05           1,953           1,894
                                                                                                                       ----------
                                                                                                                            9,756
                                                                                                                       ----------
DIVERSIFIED SERVICES (1.5%)
Concerta Managed Care                                                      Term B         6/30/06             663             623
Concerta Managed Care                                                      Term C         6/30/07             332             312
Enterprise Profit Solutions                                                Term A          9/1/01             936             940
URS Corp.                                                                  Term B         6/18/06             746             747
URS Corp.                                                                  Term C         6/18/07             746             747
                                                                                                                       ----------
                                                                                                                            3,369
                                                                                                                       ----------
ECOLOGICAL (4.7%)
Allied Waste........................................................       Term B         7/21/06           2,046           1,977
Allied Waste........................................................       Term C         7/21/07           2,454           2,372
Environmental Systems Products Holdings.............................       Term B         9/30/05           1,980           1,881
Stericycle Inc. ....................................................       Term           12/1/06           4,000           4,035
                                                                                                                       ----------
                                                                                                                           10,265
                                                                                                                       ----------
ELECTRONICS (4.5%)
Bridge Information Systems..........................................       Term B         5/29/05           2,867           2,782
Bridge Information Systems..........................................    Multidraw         5/29/03           1,641           1,526
Integrated Circuit Systems..........................................       Term B         6/30/07           2,612           2,606
Intersil Corp. .....................................................       Term B         6/30/05           1,000           1,005
Knowles Electronics, Inc. ..........................................       Term B         6/29/07           1,000           1,001
Semiconductor Components Group......................................       Term B         7/31/06             481             486
Semiconductor Components Group......................................       Term C         7/31/07             519             523
                                                                                                                       ----------
                                                                                                                            9,929
                                                                                                                       ----------
FARMING AND AGRICULTURE (1.3%)
Quality Stores......................................................       Term B         4/30/06           2,974           2,976
                                                                                                                       ----------

FINANCE (1.1%)
Outsourcing Solution, Inc. .........................................       Term B         5/31/06           2,494           2,499
                                                                                                                       ----------

GROCERY (2.0%)
Big V Supermarket...................................................       Term B         8/10/03           2,475           2,468
Pantry Inc. ........................................................       Term B         1/31/06           1,980           1,990
                                                                                                                       ----------
                                                                                                                            4,458
                                                                                                                       ----------
HEALTH, EDUCATION AND CHILDCARE (6.0%)
Columbia-Healthone LLC..............................................       Term B         7/21/05           1,986           1,989
Dade Behring........................................................       Term B         6/30/07             498             499
Dade Behring........................................................       Term C         6/30/06             498             499
King Pharmaceutical, Inc. ..........................................       Term B        12/18/06           1,980           2,003
Quest Diagnostics...................................................       Term B         3/22/06             520             525
Quest Diagnostics...................................................       Term C         3/22/07             480             485
Stryker Corp. ......................................................       Term B         12/4/05             722             725
Stryker Corp. ......................................................       Term C         12/4/06           1,402           1,408
Vanguard Health Systems, Inc. ......................................       Term B          2/1/06           5,000           5,012
                                                                                                                       ----------
                                                                                                                           13,145
                                                                                                                       ----------

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY PORTFOLIO
--------------------------------------------------------------------------------
CONTINUED



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
HOME AND OFFICE FURNITURE (0.9%)
Rent-A-Center, Inc. ................................................       Term B         1/31/06          $  652          $  650
Rent-A-Center, Inc. ................................................       Term C         1/31/07             797             795
Simmons Co. ........................................................       Term B         9/30/05             424             425
                                                                                                                       ----------
                                                                                                                            1,870
                                                                                                                       ----------
HOTELS (0.5%)
Wyndham International...............................................       Term B         3/31/03           1,000             975
                                                                                                                       ----------

INSURANCE (0.9%)
Willis Corroon Group PLC LN.........................................       Term C        11/19/06             970             973
Willis Corroon Group PLC LN.........................................       Term D        11/19/07             970             973
                                                                                                                       ----------
                                                                                                                            1,946
                                                                                                                       ----------
LEISURE/AMUSEMENT/MOTION PICTURE/ENTERTAINMENT (4.3%)
AMF Bowling Group...................................................                      3/31/03           2,553           2,377
AMF Bowling Group...................................................       Term A         3/31/02             107             101
AMF Bowling Group...................................................                      3/31/04           1,342           1,251
Six Flags Theme Parks, Inc..........................................       Term          11/30/05           1,500           1,508
SFX Entertainment...................................................       Term           6/30/06           3,000           2,987
United Artists Theatre Co. .........................................       Term B         4/21/06             825             560
United Artists Theatre Co. .........................................       Term C         4/21/07           1,122             762
                                                                                                                       ----------
                                                                                                                            9,546
                                                                                                                       ----------
MACHINERY (0.9%)
SPX Corp. ..........................................................       Term A         9/30/04           1,915           1,917
                                                                                                                       ----------

MINING/STEEL/IRON/METALS (0.9%)
Ispat Inland, Inc...................................................       Term B         7/16/05             990             989
Ispat Inland, Inc...................................................       Term C         7/16/06             990             989
                                                                                                                       ----------
                                                                                                                            1,978
                                                                                                                       ----------
PERSONAL TRANSPORTATION (1.1%)
Avis Rent A Car.....................................................       Term B          6/8/06             500             502
Avis Rent A Car.....................................................       Term C          6/8/07             500             502
Motor Coach Industries..............................................       Term B         6/16/06           1,493           1,493
                                                                                                                       ----------
                                                                                                                            2,497
                                                                                                                       ----------
PERSONAL AND NON DURABLE GOODS (1.8%)
Weight Watchers International, Inc..................................       Term B-1       9/29/06           3,537           3,552
Weight Watchers International, Inc..................................       Term B         9/29/06             463             466
                                                                                                                       ----------
                                                                                                                            4,018
                                                                                                                       ----------
PERSONAL, FOOD, AND MISCELLANEOUS (0.2%)
American Safety Razor...............................................       Term B         1/31/05             474             477
                                                                                                                       ----------

PRINTING, PUBLISHING AND BROADCASTING (4.4%)
American Media, Inc. ...............................................       Term B          4/1/07           3,000           3,003
Bear Island Paper...................................................       Term          12/31/05             296             296
DIMAC Corp. ........................................................       Term B         6/30/06             571             500
DIMAC Corp. ........................................................       Term C        12/30/06             429             375
Merrill Corporation.................................................       Term B        11/30/07           2,494           2,509
Weekly Reader, Inc. ................................................       Term B        11/30/06           2,993           3,019
                                                                                                                       ----------
                                                                                                                            9,702
                                                                                                                       ----------

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY PORTFOLIO
--------------------------------------------------------------------------------
CONTINUED



                                                                             Loan        Maturity       Principal          Market
                                                                             Type            Date          Amount           Value
----------------------------------------------------------------------------------------------------------------------------------
RETAIL STORES (2.7%)
Duane Reade.........................................................       Term C         2/15/06          $2,970         $ 2,968
Shoppers Acquisition Corp. .........................................       Term C          2/4/08           1,500           1,509
Shoppers Acquisition Corp. .........................................       Term E          2/4/08           1,500           1,509
                                                                                                                       ----------
                                                                                                                            5,986
                                                                                                                       ----------
TELECOMMUNICATIONS - CELLULAR (9.4%)
Alec Acquisition Corp. .............................................       Term B         11/4/07           1,579           1,583
Alec Acquisition Corp. .............................................       Term C         5/14/08           1,421           1,425
Centennial Puerto Rico..............................................       Term B         5/31/07           3,488           3,512
Centennial Puerto Rico..............................................       Term C        11/30/07             988             995
Dobson-Sygnet.......................................................       Term C        12/23/07             990             997
Dobson-Sygnet.......................................................       Term B         3/23/07             975             983
Dobson Operating Co. ...............................................       Term B        12/31/07           2,125           2,142
Nextel Finance Co., Inc. ...........................................       Term B         6/30/08             750             760
Nextel Finance Co., Inc. ...........................................       Term C        12/31/08             750             760
Nextel Partners, Inc. ..............................................       Term           1/29/08           2,500           2,535
Voicestream PCS Holdings............................................       Term B         2/25/09           5,000           5,036
                                                                                                                       ----------
                                                                                                                           20,728
                                                                                                                       ----------
TELECOMMUNICATIONS EQUIPMENT (1.8%)
American Towers.....................................................       Term B        12/31/07           4,000           4,034
                                                                                                                       ----------

TELECOMMUNICATIONS SERVICES (3.7%)
Cincinnati Bell, Inc. ..............................................       Term B-1       11/2/06             556             560
Cincinnati Bell, Inc. ..............................................       Term B-2       11/2/06             444             448
ICG Communications, Inc. ...........................................       Term B         3/31/06             995             997
KMC Telecom, Inc. ..................................................       Term            7/1/07           2,000           2,001
Nextlink Communications Corp. ......................................       Term B        10/31/05           4,000           4,045
                                                                                                                       ----------
                                                                                                                            8,051
                                                                                                                       ----------
TEXTILES AND LEATHER (0.9%)
Synthetic Industries................................................       Term B        12/14/07           2,000           2,005
                                                                                                                       ----------

TOTAL LONG TERM INVESTMENTS (83.6%)
(Cost $184,776).....................................................                                                      184,387
                                                                                                                       ----------
------------------------------------------------------------------------------------------------------------------------------------

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY PORTFOLIO
--------------------------------------------------------------------------------
CONTINUED



                                                                                                                           Market
                                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (15.9%)
BP Capital PLC ($6,000,000 par, 5.82%, maturing 3/01/00)............                                                        6,000
Coca-Cola Enterprises ($8,410,000 par, 5.80%, maturing 3/01/00).....                                                        8,410
Dow Chemical ($5,000,000 par, 5.82%, maturing 3/01/00)..............                                                        5,000
Fortune Brands ($6,000,000 par, 5.83%, maturing 3/01/00)............                                                        6,000
General Dynamics ($3,100,000 par, 5.85%, maturing 3/01/00)..........                                                        3,100
MCI Worldcom ($1,550,000 par, 5.88%, maturing 3/01/00)..............                                                        1,550
Receivables Capital ($4,900,000 par, 5.80%, maturing 3/01/00).......                                                        4,900
                                                                                                                       ----------
                                                                                                                           34,960
                                                                                                                       ----------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,960)......................................................                                                       34,960
                                                                                                                       ----------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%)
(Cost $219,736) (c).................................................                                                      219,347
OTHER ASSETS, LESS LIABILITIES (0.5%)...............................                                                        1,134
                                                                                                                       ----------
NET ASSETS (100%) ..................................................                                                     $220,481
                                                                                                                       ==========

------------------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a)Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
(b)Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(c)At February 29, 2000, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized depreciation was $389, consisting of gross unrealized appreciation of $962 and gross unrealized depreciation of $1,351.


See accompanying Notes to Financial Statements.

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(All amounts in thousands)
(Unaudited)


ASSETS
Investments, at market value (cost $219,736)..................        $219,347
Interest and fees receivable..................................           1,646
Cash..........................................................              10
                                                                   -----------
   Total assets...............................................         221,003
                                                                   -----------

LIABILITIES
Deferred facility fees........................................             419
Payable to investment adviser.................................              79
Other liabilities.............................................              24
                                                                    -----------
   Total liabilities..........................................             522
                                                                    -----------

   Net assets applicable to investors' beneficial interest....        $220,481
                                                                    ===========


See accompanying Notes to Financial Statements.

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Period Ended February 29, 2000
(All amounts in thousands)
(Unaudited)

INVESTMENT INCOME
Interest..................................................................          $ 6,689
Fees......................................................................              102
                                                                                  ---------
   Total investment income................................................            6,791
                                                                                  ---------

EXPENSES
Management fees...........................................................              325
Audit & legal fees........................................................                8
Accounting fees...........................................................               14
Transfer agent fees.......................................................                3
Custodian & other fees....................................................               26
                                                                                  ---------
   Total expenses.........................................................              376
                                                                                  ---------
   Net investment income..................................................            6,415
                                                                                  ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain on investments..........................................              223
Net change in unrealized appreciation or depreciation on investments......             (666)
                                                                                  ---------
   Net loss...............................................................             (443)
                                                                                  ---------
   Net increase in net assets resulting from operations...................          $ 5,972
                                                                                  =========


See accompanying Notes to Financial Statements.

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                                                  (UNAUDITED)
                                                                                        SIX
                                                                                MONTHS ENDED     PERIOD ENDED
                                                                                FEBRUARY 29,       AUGUST 31,
                                                                                        2000            1999*
                                                                                 -----------     ------------
OPERATIONS
Net investment income.....................................................          $  6,415         $  4,274
Net realized gain on investments..........................................               223               38
Net change in unrealized appreciation or depreciation from investments....              (666)             277
                                                                                 -----------      -----------
   Net increase in net assets resulting from operations...................             5,972            4,589
                                                                                 -----------      -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.............................................................            90,119          124,223
Withdrawals...............................................................            (3,903)            (519)
                                                                                 -----------      -----------
Net increase from transactions in investors' beneficial interest..........            86,216          123,704
                                                                                 -----------      -----------
Net increase in net assets................................................            92,188          128,293

TOTAL NET ASSETS
Beginning of period.......................................................           128,293               --
                                                                                 -----------      -----------
End of period.............................................................          $220,481         $128,293
                                                                                 ===========      ===========


*From commencement of operations on December 17, 1998.

See accompanying Notes to Financial Statements.

STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(All amounts in thousands, except per-share data)
(Unaudited)



ASSETS
Investment in SR Floating Rate LLC Portfolio, at value........         $171,646
                                                                    -----------
   Total Assets...............................................          171,646
                                                                    -----------
LIABILITIES
Distributions payable to shareholders.........................              268
Other Liabilities.............................................               28
                                                                    -----------
   Total Liabilities..........................................              296
                                                                    -----------
   Net Assets.................................................         $171,350
                                                                    ===========
ANALYSIS OF NET ASSETS
Paid-in capital...............................................         $171,512
Overdistributed net investment income.........................               (9)
Net realized gain on investments..............................              175
Net unrealized depreciation on investments....................             (328)
                                                                    -----------
   Net assets.................................................         $171,350
                                                                    ===========

Shares outstanding (unlimited number authorized)..............           17,075
                                                                    ===========
Net asset value per share.....................................         $  10.04
                                                                    ===========


See accompanying Notes to Financial Statements.

STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period Ended February 29, 2000
(All amounts in thousands)
(Unaudited)



INVESTMENT INCOME
Interest allocated from SR Floating Rate LLC Portfolio..........................................................          $ 6,291
                                                                                                                        ---------
   Total investment income......................................................................................            6,291
                                                                                                                        ---------
EXPENSES
Expenses allocated from SR Floating Rate LLC Portfolio......................................              $  349
Administrative fees.........................................................................                 135
SEC and state registration fees.............................................................                  31
Accounting fees.............................................................................                  13
Transfer agent fees.........................................................................                  33
Audit & legal fees..........................................................................                  14
Custodian & other fees                                                                                         8
                                                                                                       ---------
   Total Expenses...........................................................................                 583
   Expense reimbursement from Advisor.......................................................                 (81)
                                                                                                       ---------
      Net Expenses..............................................................................................              502
                                                                                                                        ---------
   Net Investment Income........................................................................................            5,789
                                                                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSSES) ON INVESTMENTS ALLOCATED FROM SR FLOATING RATE LLC PORTFOLIO
Net realized gain on investments.......................................................................      150
Net change in unrealized appreciation or depreciation on investments...................................     (618)
                                                                                                       ---------
   Net Loss.....................................................................................................             (468)
                                                                                                                        ---------
Net increase in net assets resulting from operations............................................................          $ 5,321
                                                                                                                        =========


See accompanying Notes to Financial Statements.

STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended February 29, 2000
(All amounts in thousands)
(Unaudited)

                                                                                                     (UNAUDITED)
                                                                                                             SIX
                                                                                                    MONTHS ENDED     PERIOD ENDED
                                                                                                    FEBRUARY 29,       AUGUST 31,
                                                                                                            2000            1999*
                                                                                                ----------------     ------------
OPERATIONS
Net investment income                                                                                   $  5,789         $  4,291
Net realized gain on investments allocated from SR Floating Rate LLC Portfolio............                   150               24
Change in unrealized appreciation or depreciation from investments
   allocated from SR Floating Rate LLC Portfolio..........................................                  (618)             290
                                                                                                      ----------       ----------
   Net increase in net assets resulting from operations...................................                 5,321            4,605
                                                                                                      ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income..................................................                (5,791)          (4,297)
                                                                                                      ----------       ----------
SHARE TRANSACTIONS
Subscriptions to fund shares..............................................................                42,961          123,262
Value of distributions reinvested.........................................................                 5,471            3,825
Redemptions of fund shares................................................................                (3,807)            (200)
                                                                                                      ----------       ----------
   Net increase from share transactions...................................................                44,625          126,887
                                                                                                      ----------       ----------
   Net increase in net assets.............................................................                44,155          127,195

TOTAL NET ASSETS
Beginning of period.......................................................................               127,195               --
                                                                                                      ----------       ----------
End of period.............................................................................              $171,350         $127,195
                                                                                                      ==========       ==========
Overdistributed Net Investment Income at End of Period....................................              $     (9)        $     (6)
                                                                                                      ==========       ==========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares..............................................................                 4,282           12,267
Redemptions of fund shares................................................................                   545              (20)
Issued in reinvestment of distributions...................................................                  (378)             379
                                                                                                      ----------       ----------
   Net increase in fund shares............................................................                 4,449           12,626
Shares outstanding at beginning of period.................................................                12,626              --
                                                                                                      ----------       ----------
Shares outstanding at end of period.......................................................                17,075           12,626
                                                                                                      ==========       ==========

*From commencement of operations on December 17, 1998.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of the Administrator of the Stein Roe Institutional Floating Rate Income Fund (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 29, 2000, and the results of it operations, the changes in its net assets and the financial highlights for the six months then ended.

--------------------------------------------------------------------------------

NOTE 2. ORGANIZATION
Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.
    The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio commenced operations December 17, 1998. At commencement, the Fund contributed $100,000 in cash in exchange for beneficial ownership of the Portfolio. At December 17, 1998, Stein Roe Advisor Floating Rate Income Fund contributed cash of $100,000. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At February 29, 2000, Stein Roe Institutional Floating Rate Income Fund and Stein Roe Advisor Floating Rate Income Fund owned 77.9% and 22.1%, respectively, of the Portfolio.

--------------------------------------------------------------------------------

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS
All securities are valued as of February 29, 2000, the last business day of the period. The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior Loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe and Farnham Incorporated (the Advisor), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), on behalf of the Portfolio at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
                                                                              15

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Income dividends are declared and recorded each business day and are paid monthly. Capital gains, if any, are declared and paid annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

--------------------------------------------------------------------------------

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor for its services as investment advisor and manager, respectfully.
    The management fee for the Portfolio is computed at an annual rate of .45 of 1 percent. The administrative fee for the Fund is computed at an annual rate of
 .20 of 1 percent. The Advisor has agreed to reimburse the Fund to the extent that its annual expenses exceed 0.75 percent of average daily net assets.
    The Advisor also provides fund accounting services for the period ended February 29, 2000, the Fund and Portfolio incurred charges of $13 and $14, respectively.
    Transfer agent fees are paid to SteinRoe Services, Inc. (SSI), a direct, wholly-owned subsidiary of Liberty. SSI has entered into an agreement with Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty, to act as subtransfer agent for the Fund.
    Certain officers and trustees of the Fund are also officers of the Advisor. The compensation of trustees not affiliated with the Advisor for the Fund and the Portfolio for the period ended February 29, 2000, was $7 and $8, respectively.
    No remuneration was paid to any other trustee or officer of the Fund.

--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended February 29, 2000 were $86,795 and $21,589, respectively.

--------------------------------------------------------------------------------

NOTE 6. TENDER OF SHARES
The Board of Trustees currently intends, each calendar quarter, to consider the Fund to make tender offers for a portion of its then outstanding common shares at the net asset value of the common shares at that time. The Tender Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding. During the first and second quarters, there were 322,738 and 55,575 shares tendered at $10.07 and $10.03, respectively.

--------------------------------------------------------------------------------

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund invests primarily in participations, assignment, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower.
    At February 29, 2000 the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                        PRINCIPAL
                                           AMOUNT     VALUE
SELLING PARTICIPANT                         (000)     (000)
-------------------                       -------   -------
Goldman Sachs Credit Partners LP          $4,627      $4,521

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

Selected per-share date (for a share outstanding throughout the period), ratios and supplemental data

                                                                                                      (UNAUDITED)
                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                    FEBRUARY 29,       AUGUST 31,
RATIOS TO AVERAGE NET ASSETS                                                                                2000            1999*
                                                                                                 ---------------    -------------
Expenses..................................................................................                 0.51%(a)         0.96%(a)
Net investment income.....................................................................                 8.80%(a)         7.59%(a)
Portfolio turnover........................................................................                   16%              17%


*From commencement of operations on December 17, 1998.

(a) Annualized.


--------------------------------------------------------------------------------
STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                    FEBRUARY 29,       AUGUST 31,
                                                                                                            2000            1999*
                                                                                                 ---------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                     $ 10.07          $ 10.00
                                                                                                      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                                    0.43             0.54
   Net realized and unrealized gain (loss) on investments                                                  (0.03)            0.04
                                                                                                      ----------       ----------
      Total from investment operations                                                                      0.40             0.58
                                                                                                      ----------       ----------
DISTRIBUTIONS
   Net investment income                                                                                   (0.43)           (0.51)
                                                                                                      ----------       ----------
      Total distributions                                                                                  (0.43)           (0.51)
                                                                                                      ----------       ----------
NET ASSET VALUE, END OF PERIOD                                                                           $ 10.04          $ 10.07
                                                                                                      ==========       ==========
Ratio of net expenses to average net assets (a)(c)                                                         0.75%            0.90%
Ratio of net investment income to average net assets (b)(c)                                                8.60%            7.67%
Total Return (d)                                                                                           4.06%            5.94%
Net assets, end of period (000's)                                                                       $171,350         $127,195


*From commencement of operations on December 17, 1998.

(a) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment Advisor, this ratio would have been 0.87% and 1.72%.
(b) Computed giving effect to the investment Advisor's expense limitation undertaking.
(c)  Annualized.
(d)  Not annualized.


See accompanying Notes to Financial Statements.

STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------

TRUSTEES
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial Officer,
  United Airlines
Janet Langford Kelly
Executive Vice President-Corporate Development, General
  Counsel and Secretary, Kellogg Co.
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners


OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Kevin M. Carome, Executive Vice President, Secretary
Christine Balzano, Vice President
Denise Chasmer, Vice President
J. Kevin Connaughton, Vice President
Gail D. Knudsen, Vice President
Brian W. Good, Vice President
James R. Fellows, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Mary D. McKenzie, Vice President
Nicholas Norton, Vice President
Michael G. Fisher, Assistant Treasurer


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers LLP
Independent Accountants

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                Shareholders call:
                                  800-338-2550
                                www.steinroe.com





                     Liberty Funds Distributor, Inc. (4/00)


                         S587-03/696A-0300 (4/00) 00/558